Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill	Goodwill:
The carrying amounts of the Corporation's non-financial assets, other than inventories, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indicator exists, then the asset's recoverable amount is estimated. For goodwill and intangible assets that have indefinite useful lives, the recoverable amount is estimated annually, or whenever events or circumstances indicate that the carrying amount may not be recoverable. The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. However, individual assets within the cash-generating unit are not impaired below their estimated residual fair value.
As a result of indicators of potential impairment including the decline in the Corporation's market capitalization in 2024, the initiation of a global corporate restructuring (notes 17 and 24) in September 2024, and indicators of slowing hydrogen and fuel cell policy implementation and market adoption, the Corporation updated its goodwill and non-financial asset impairment tests as of September 30, 2024.
The goodwill impairment testing requires a comparison of the carrying value of the asset to the higher of (i) value in use; and (ii) fair value less costs to sell. Value in use is defined as the present value of future cash flows expected to be derived from the asset in its current state. The Corporation’s fair value less costs to sell test is a modified market capitalization assessment, whereby the fair value of the Fuel Cell Products and Services segment is determined by first calculating the value of the Corporation at September 30, 2024 based on the average closing share price in the month of September, adding a reasonable estimated control premium to determine the Corporation’s enterprise value on a controlling basis after adjusting for excess cash balances, deducting the fair value of long-term financial investments, and then deducting the estimated costs to sell to arrive at the fair value of the Fuel Cell Products and Services segment.
As a result of the impairment tests performed at September 30, 2024, the Corporation recognized goodwill impairment charges of $40,277,000 to write-down corporate goodwill to $nil. Impairment losses on goodwill are not reversed.

During the year ended December 31, 2023, the Corporation recognized goodwill impairment charges of $23,991,000 related to the the restructuring and effective closure of operations of Ballard Motive Solutions in the U.K. (note 26).